Long-Term Debt - Summary of Longterm Debt (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 3.6	$ 29.5